Financial assets measured at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [Abstract]
Schedule of Investment
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Financial assets measured at FVTPL (i)
Unlisted investments, current	45	1,291
Unlisted investments, non-current	132,307	—
	132,352	1,291

Financial assets measured at FVOCI, non-current (ii)
Listed investments	66,642	92,396
	198,994	93,687